Subsidiaries with material non-controlling interest - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiaries with material non-controlling interest
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 0	$ 0	$ 621
Increasedecrease in proportion of ownership interest in subsidiaries that result in dilution of non controlling interests		0.09%